Related Party Transactions and Balances - Schedule of Accounts receivable – related parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable – Related Parties [Member]
Accounts payable – a related party	$ 3,269,212
Contract liabilities — related parties	80,348,303	20,098,561
VSUN USA [Member]
Schedule of Accounts Receivable – Related Parties [Member]
Accounts receivable – related parties	486,378	3,474,214
Contract liabilities — related parties	1,491,508	98,561
VSUN USA [Member] | Borrowings [Member]
Schedule of Accounts Receivable – Related Parties [Member]
Due to related parties	11,000,000	5,000,000
VSUN USA [Member] | Interest Payable [Member]
Schedule of Accounts Receivable – Related Parties [Member]
Due to related parties	396,778	14,995
VSun China
Schedule of Accounts Receivable – Related Parties [Member]
Accounts receivable – related parties	8,317	4,402,462
Accounts payable – a related party	3,269,212
VSUN [Member]
Schedule of Accounts Receivable – Related Parties [Member]
Accounts receivable – related parties		3,963,972
Prepayments — a related party	72,264
Contract liabilities — related parties	78,856,795	20,000,000
VSUN [Member] | Borrowings [Member]
Schedule of Accounts Receivable – Related Parties [Member]
Due to related parties	48,530,388	50,059,338
VSUN [Member] | Interest Payable [Member]
Schedule of Accounts Receivable – Related Parties [Member]
Due to related parties	2,390,023	1,469,301
Related Party [Member]
Schedule of Accounts Receivable – Related Parties [Member]
Accounts receivable – related parties	494,695	11,840,648
Prepayments — a related party	72,264
Accounts payable – a related party	3,269,212
Due to related parties	62,328,287	56,633,373
Other Operating Expenses [Member] | VSUN [Member]
Schedule of Accounts Receivable – Related Parties [Member]
Due to related parties	10,098	70,219
Other Operating Expenses [Member] | Others [Member]
Schedule of Accounts Receivable – Related Parties [Member]
Due to related parties	$ 1,000	$ 19,520